UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total	Par Value [Member]	Paid-in Capital [Member]
Beginning balance at Dec. 31, 2023							$ 37	$ 43,879
Beginning balance (in shares) at Dec. 31, 2023						3,659,627
Increase (Decrease) in Temporary Equity [Roll Forward]
Redemptions of preferred shares (Note 5)							(37)	(43,879)
Redemptions of preferred shares (Note 5) (in shares)						(3,659,627)
Ending balance at Jun. 30, 2024							$ 0	$ 0
Ending balance (in shares) at Jun. 30, 2024						0
Balance at Dec. 31, 2023	$ 1	$ 46	$ 451,157		$ (311,740)	$ 139,464
Balance (in shares) at Dec. 31, 2023	100,000	4,626,197
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	$ 0	$ 0	0		1,939	1,939
Foreign currency translation gains/(losses)						0
Equity offering costs (Note 9)			(62)			(62)
Balance at Jun. 30, 2024	$ 1	$ 46	451,095		(309,801)	141,341
Balance (in shares) at Jun. 30, 2024	100,000	4,626,197
Balance at Dec. 31, 2024	$ 1	$ 46	451,079	$ 0	(306,706)	144,420
Balance (in shares) at Dec. 31, 2024	100,000	4,626,197
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	$ 0	$ 0	0	0	7,563	7,563
Foreign currency translation gains/(losses)				776		776
Excess consideration over acquired assets (Note 1)			(25,609)			(25,609)
Equity offering costs (Note 9)			(13)			(13)
Balance at Jun. 30, 2025	$ 1	$ 46	$ 425,457	$ 776	$ (299,143)	$ 127,137
Balance (in shares) at Jun. 30, 2025	100,000	4,626,197